UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

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The right choice for the long term®

The Tax-Exempt Fund of California

The changing municipal bond landscape

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Annual report for the year ended August 31, 2008

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	–8.93%	1.17%	3.02%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.61%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on page 18 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2008, calculated in accordance with the Securities and Exchange Commission formula, was 4.21% (4.18% without the fee waiver). (For investors in the 44.3% tax bracket, this is equivalent to a taxable yield of 7.56% — 7.50% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 4.29% (4.26% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 20.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

In this report

Special feature

4	The changing municipal bond landscape
We look beneath the headlines
to offer our interpretation
of developments that rattled
the market during the past year.

Contents

1	Letter to shareholders

3	The value of a long-term perspective

8	Summary investment portfolio

12	Financial statements

24	Board of trustees and other officers

Fellow shareholders:

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During the recent fiscal year, the municipal bond market weathered several significant challenges, which broadly dampened bond prices. As a result, The Tax-Exempt Fund of California recorded a modest total return of just 1.2% for the 12 months ended August 31, 2008.

Fund results reflected a stream of monthly dividends, which totaled more than 66 cents a share for the year. Shareholders who reinvested dividends earned an income return of 4.2%, equivalent to a 7.5% return from a taxable investment for those in the top 44.3% combined federal and California tax bracket. Those who took dividends in cash recorded an income return of 4.1%, equivalent to a 7.3% return on a taxable investment. The fund’s lower total return (combining income and share price changes) reflects a decline in the share price, from $16.26 to $15.79, for the year.

Bond market weakness was also reflected in the fund’s peer group measure, the Lipper California Municipal Debt Funds Average, which posted a 1.3% return. In comparison, the Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market and does not reflect expenses, gained 4.5%.

The year in review

Troubles in the bond market were largely spawned by a depressed housing market and problems with mortgage-related loans. The municipal market was indirectly, but significantly, impacted by these problem mortgages.

As the number of problem loans increased, municipal bond insurers saw their credit ratings lowered because of their additional exposure to taxable mortgage-backed securities. These insurers guaranteed a substantial portion of municipal issuance. As their ratings fell, so did the value of their guarantees and the prices of the bonds they backed. As credit conditions continued to weaken, bond investors demanded larger risk premiums for a wide variety of bonds, especially lower rated debt and most classes of revenue bonds— areas of the market well represented in the fund’s portfolio.

Investor concerns were further heightened by dislocations in the market for insured auction-rate securities — a type of floating-rate bond that relies on regular auctions to reset its interest rate. As buyers shunned these insured bonds, dealer-sponsored auctions failed and the bonds ceased to trade.

[Begin Sidebar]
Investment highlights through August 31, 2008

12-month total return (income plus capital changes, with distributions reinvested)	1.22%

Tax-exempt distribution rate for August (reflecting 3.75% maximum sales charge)
With a fee waiver	4.05%
Without a fee waiver	4.01%

Taxable equivalent distribution rate* (assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	7.27%
Without a fee waiver	7.20%

SEC 30-day tax-exempt yield (reflecting 3.75% maximum sales charge)
With a fee waiver	3.97%
Without a fee waiver	3.94%

Taxable equivalent SEC yield* (assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	7.13%
Without a fee waiver	7.07%

*Based on 2008 federal and California tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

The Federal Reserve responded to deteriorating market conditions by significantly expanding its lending facilities and slashing short-term interest rates 3.25 percentage points from September 2007 through April 2008. The rate reductions helped bolster returns for many short- and intermediate-term bonds.

Additionally, top-quality general obligation and revenue bonds benefited from increased demand, as investors sought refuge in debt securities least likely to be impaired by credit concerns.

The fund’s reaction

The broad-based re-pricing of risk in the market led to several changes in the mix of securities held in the portfolio. Some of these changes were driven by our extensive research efforts. As a result, portfolio counselors trimmed some holdings in tax assessment bonds, selectively selling securities constrained by sluggish real estate markets. At the same time, the fund increased its exposure to electric utility revenue bonds and the debt of some colleges and universities.

Downgrades in companies that insure municipal bonds caused a significant change in the rating composition of the fund’s portfolio. A year ago, AAA-rated bonds were 34.3% of the portfolio, compared with 13.3% at fiscal year-end, while the percentage of AA-rated bonds rose to 29.9% from 11.9%. Additionally, the fund’s exposure to A- and BBB-rated bonds increased moderately, bringing the total weighting in investment-grade debt up to 85.2% from 79.9% last year. For more details on portfolio holdings, please see the summary portfolio beginning on page 8.

Looking ahead

Weakness in the broader credit markets extended into the current fiscal year, pushing municipal bond prices lower in September. Difficulties in both the stock and bond markets remain a concern for many investors. Yet from our perspective, the re-pricing of the market could lead to a better balance of risk and reward characteristics to serve the long-term investment goals of our shareholders. For more details about recent market events and our response, please read the feature article, “The changing municipal bond landscape,” beginning on page 4.

Navigating a portfolio through difficult markets is never an easy task. The three portfolio counselors who manage The Tax-Exempt Fund of California have extensive experience with market cycles. They know that today’s corrections can lead to tomorrow’s rewards for those with the analytical skills and patience to persevere. As always, we take a long-term perspective on all our holdings and encourage you to do the same.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

October 14, 2008

For current information about the fund, visit americanfunds.com.

Tax-exempt yields vs. taxable yields

Find your estimated 2008 taxable income below to determine your combined federal and California tax rate,1 then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 4.05%2 tax-exempt distribution rate at August 31. For example, investors with a taxable income of $150,000 would need a taxable distribution rate of 6.46% to match the fund’s distribution rate.

If your taxable income is …
Single	Joint	… then your combined federal and California tax rate is …		The fund’s tax-exempt distribution rate of 4.05% is equivalent to a taxable rate of …

$0 – 7,168	$0 – 14,336	11.0%		4.55%
7,169 – 8,025	14,337 – 16,050	12.0		4.60
8,026 – 16,994	16,051 – 33,988	17.0		4.88
16,995 – 26,821	33,989 – 53,642	19.0		5.00
26,822 – 32,550	53,643 – 65,100	21.0		5.13
32,551 – 37,233	65,101 – 74,466	31.0		5.87
37,234 – 47,055	74,467 –94,110	33.0		6.04
47,056 – 78,850	94,111 – 131,450	34.3		6.16
78,851 – 164,550	131,451 – 200,300	37.3		6.46
164,551 – 357,700	200,301 – 357,700	42.3		7.02
Over 357,700	Over 357,700	44.3	[3]	7.27

[1]Based on 2008 federal and California tax rates. (State rates from 1% to 9.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.

[2]The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of August 31, 2008.
[3]The rate increases to 45.3% for taxable income over $1 million.

The value of a long-term perspective

How a $10,000 investment has grown (since the fund’s inception, with dividends reinvested)

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

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	The fund at maximum offering price[1,4]	The fund at net asset value (not including sales charge)[4]	Lehman Brothers Municipal Bond Index[3]	Lipper California Municipal Debt Funds Average[4]

10/28/1986	$9,625	$10,000	$10,000	$10,000
8/31/1987	9,673	10,052	10,260	10,000
8/31/1988	10,211	10,611	10,966	10,629
8/31/1989	11,275	11,717	12,170	11,833
8/31/1990	11,718	12,177	12,951	12,426
8/31/1991	13,072	13,584	14,478	13,840
8/31/1992	14,424	14,990	16,095	15,279
8/31/1993	16,310	16,949	18,059	17,173
8/31/1994	16,308	16,947	18,084	17,011
8/31/1995	17,639	18,330	19,687	18,231
8/31/1996	18,635	19,365	20,718	19,288
8/31/1997	20,274	21,069	22,634	21,042
8/31/1998	21,892	22,750	24,591	22,836
8/31/1999	21,995	22,857	24,714	22,601
8/31/2000	23,531	24,453	26,388	24,294
8/31/2001	25,610	26,614	29,078	26,611
8/31/2002	26,804	27,854	30,893	27,850
8/31/2003	27,371	28,444	31,862	28,336
8/31/2004	29,349	30,499	34,126	30,282
8/31/2005	30,985	32,199	35,939	31,948
8/31/2006	32,002	33,256	37,028	32,914
8/31/2007	32,339	33,606	37,879	33,394
8/31/2008	32,733	34,016	39,577	34,346
[end mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]The index is a national index not limited to California bonds. It is unmanaged and includes reinvested distributions, but does not reflect sales charges, commissions or expenses.
[4]With all distributions reinvested. The Lipper average does not reflect sales charges.
[5]For the period October 28, 1986, through August 31, 1987.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2008)*

	1 year	5 years	10 years

Class A shares	–2.56%	2.85%	3.71%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details.

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The changing municipal bond landscape

The past 12 months have been a difficult period for the municipal bond market, both nationally and in California. It was a year in which arcane bond terms, such as auction-rate securities and monoline insurance companies, made financial headlines. And in the process, they challenged municipal bond investors to rethink the risks attached to bond investments.

In this article, we look beneath the headlines to offer our interpretation of developments that rattled the market. As always, our perspective is long term, affording us the ability to identify opportunities where others see only obstacles. We invite you to share this perspective and hope that this discussion sheds more light on recent market events while deepening your understanding of how we manage The Tax-Exempt Fund of California.

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Cracks in the foundation

The fund’s fiscal year got off to a promising start in September 2007. Municipal bond prices bounced back from a decline in July and August that was precipitated by ongoing troubles in the subprime mortgage market, which affected both taxable and tax-exempt markets. Then, toward the end of 2007, investors became concerned about one of the main pillars of the municipal bond market, the insurance companies that guarantee the repayment of principal and interest if the issuer defaults.

These companies had enjoyed huge influence in the municipal bond marketplace since the late 1980s. Their guarantees provided many bond issues with AAA ratings, the highest credit score, enabling municipal buyers, many of them individuals, to purchase without worrying about the underlying credit rating of the issuer. While larger investors, such as The Tax-Exempt Fund of California, have investment analysts that scrutinize every bond issue before purchase, in-depth credit analysis is considerably more challenging for most individual bond buyers. Bond insurance, then, made it easier for individuals to forgo research and feel secure in their purchases. Moreover, the insurance companies mainly backed issues that they considered had no chance of default, adding to the aura of security.

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Insurance liability

The peace of mind enjoyed by investors ebbed late last year as the insurance companies became tainted by fallout from the subprime mortgage problems. In addition to their traditional business of insuring municipal bonds, many provided guarantees to taxable bonds that were backed by problem mortgages. Like the bonds they guarantee, insurance companies are rated by credit rating agencies. Until the end of 2007, all major bond insurers were rated AAA. As mortgage defaults increased, so did concerns about the insurers and their credit ratings. By spring, most of the bond insurers faced credit rating downgrades — some of them quite significant — that also applied to the bonds they guaranteed.

As the value of bond insurance diminished, thorough research proved essential to evaluate a bond’s long-term prospects. Says veteran portfolio counselor Neil Langberg, “The market was used to having about 50% of its new issuance insured and trading almost like they were the equivalent of Treasury bonds. This year, only about 20% of new issuance has been insured; in August, it was only 8%. People who have spent their careers trading insured bonds now have to focus on the underlying credit quality of these securities and reappraise their valuations.”

Portfolio counselor Karl Zeile adds, “The downgrades of the bond insurers dampened the value of some of the holdings in the fund’s portfolio, but it also strengthened our hand by placing greater emphasis on comprehensive credit research — an area in which we excel.”

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Going, going ...

Concerns about bond insurers were not the only worry for investors. Earlier this year, a large but somewhat obscure part of the municipal market ceased to function, imperiling investors and issuers alike. The market was for auction-rate securities, a type of long-term bond where the interest rate is adjusted at set intervals. These securities had gained popularity in recent years because many investors regarded them as a substitute for money market instruments. Regular auctions (typically monthly or weekly) provided necessary liquidity, while the frequent rate resets had helped preserve price stability.

When investment banks that underwrote these securities began facing troubles in the mortgage and other markets, many were left holding problem loans on their books. This led to balance sheet constraints and an unwillingness to take on additional securities. Investment banks that had been the buyers of last resort in supporting the bonds and the auction process were no longer willing to fulfill this role. Hence, they ceased bidding at auctions and the process came to a halt.  As a result, prices plunged and, in numerous cases, investors were left holding bonds they expected would be sold or redeemed.

The problem was exacerbated by credit-quality concerns among bond insurers. Many auction-rate securities had been guaranteed by bond insurers. Additional stress was put on the auction process because buyers could no longer be certain of the underlying credit quality of insured auction-rate securities.

As auctions failed, many bonds ceased to trade, and interest rates were reset according to the provisions of each bond indenture. In some cases, this meant significantly higher rates set until the next successful auction. Other investors were less fortunate and saw their bonds fixed at low rates. In most cases, investors found themselves holding bonds that were quite different from what they thought they had purchased.

Initially, the auction-rate securities collapse had little impact on The Tax-Exempt Fund of California. “Prior to the recent debacle, the fund avoided these securities,” explains Karl. “We are primarily long-term buyers, and the risk/reward elements of these bonds had never made sense to us. When we buy long-term debt, we expect to be compensated for the maturity risks. After the dislocations in the market, however, we purchased a handful of these securities that became especially attractive. We focused on bonds that had interest rates reset at significantly higher levels and on credits we were comfortable holding. We only purchased bonds that we are willing to hold as long-term investments; however, many of these bonds are likely to be called before they mature. We view these purchases as a singular opportunity to add value for our shareholders during a period of stressful conditions.”

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Closer to home

Troubles with the insurers and auction-rate securities can be traced, in part, to troubles in the housing market. It’s a problem that Californians know only too well. California has been one of the hardest-hit states in the recent housing slowdown and has experienced record levels of foreclosures this past year.

Housing woes have contributed to the state’s fiscal crisis. At the close of the fund’s fiscal year, state legislators had still not finalized a solution to filling the $15 billion budget shortfall. While the state relies more on sales and income taxes for revenue than it does on property taxes, the depressed housing market has nonetheless contributed to a slowing of economic growth. Explains portfolio counselor Ed Nahmias, “State and local governments are starting now to feel the pinch of the weak economy. Sales tax receipts are down, property tax receipts are lower and the state isn’t receiving as much income from taxes on income and capital gains.” This has created a dilemma for Sacramento legislators and could lead to additional burdens for taxpayers.

[Begin Sidebar]
Fall from grace: municipal bond insurance company downgrades in 2008

The three main municipal bond rating agencies — Standard & Poor’s (S&P), Moody’s and Fitch — also assign letter-grade ratings to the financial strength of the insurance companies that guarantee municipal bond payments should the issuer default. Ratings range from AAA (highest quality)
to D; the higher the rating, the safer the company and the bonds it guarantees.

As the table shows, all the leading insurance companies were considered financially sound by the ratings agencies at the start of 2008.

	S&P		Moody’s		Fitch
	January	September	January	September	January	September

Ambac Assurance	AAA	AA	Aaa	Aa3	AAA	—
Assured Guaranty	AAA	AAA	Aaa	Aaa	AAA	AAA
CIFG Assurance	AAA	B	Aaa	Ba2	AAA	CCC
Financial Guaranty
Insurance (FGIC)	AAA	BB	Aaa	B1	AAA	CCC
Financial Security
Assurance (FSA)	AAA	AAA	Aaa	Aaa	AAA	AAA
MBIA Insurance	AAA	AA	Aaa	A2	AAA	—
XL Capital	AAA	BBB–	Aaa	B2	AAA	CCC
Source: Lehman Brothers
[End Sidebar]

“These problems are not going to be solved quickly or easily,” notes Neil. “But there is a silver lining to all these woes, and it is that the market has priced risk more realistically, and in some cases, quite attractively. Because of our research capabilities and experience, we are in a good position to evaluate and purchase bonds that the market has put on sale this year. It’s all about taking a long-term view.”

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Research-driven investing

Careful evaluation is a vital part of any security selection, but it’s especially important for those with longer investment horizons. The Tax-Exempt Fund of California invests primarily in long-term and intermediate bonds in order to meet the fund’s income objective. Longer maturity bonds typically offer higher yields than do short-term investments, but they also carry greater risk potential. The fund’s research efforts serve the fund’s objective by identifying attractive investment opportunities, monitoring changing market conditions and continually evaluating the prospects of each security held in the portfolio. Our research also considers the credit opinions of rating agencies.

Determining an issuer’s credit quality and a bond’s potential risks can be as much art as science. Our additional scrutiny provides a more comprehensive assessment of potential risks and rewards, taking into account individual holdings and the portfolio as a whole.

Looking beyond the agency ratings is increasingly important for bonds that rely on insurance guarantees or letters of credit to support high ratings. During the past year, as bond insurers saw their ratings lowered, insured bonds typically devolved to their underlying credit quality. Our research helps us distinguish between the value of the insurance and the underlying value of the bond. Says Karl, “Changes to agency ratings too often have been reactive instead of proactive; the market usually re-prices a security before the agencies have re-rated it. Our scrutiny helps us anticipate changes in credit quality and evaluate the appropriateness of risk premiums that the market assigns to bonds.”

Research is not only about protection; it is equally devoted to finding the best investment opportunities available. In some instances, these securities are for institutional purchase only. Such bonds often contain more complex risk characteristics, which require a high level of knowledge to properly evaluate. To help meet this demand, we have steadily expanded our staff of municipal professionals since the fund’s inception. In every instance, the fund’s analysts bring years of experience to the task, as well as a comprehensive understanding of the municipal market. In this manner, research furthers the fund’s objectives by helping to balance opportunity with protection.

Risk and reward

The changes to the municipal bond landscape over the past year have had a profound influence on investors’ perception of risk. As many have learned, tax-free does not mean risk-free. Yet professionally evaluated and fully understood, risk need not be a deterrent to investors. While there are no guarantees, prudent risk-taking can lead to ample rewards over the long term for investors with the patience and skills to assess the nature of risk and monitor its behavior. With careful research and market knowledge, the fund’s portfolio counselors are navigating this new environment to craft a portfolio that can serve the income and capital preservation needs of Californians. •

Summary investment portfolio, August 31, 2008

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Quality ratings*

Aaa/AAA	13.3%
Aa/AA	29.9
A/A	22.0
Baa/BBB	20.0
Below investment -grade	9.6
Short-term securities & other assets less liabilities	5.2

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal amount (000)	Value (000)	Percent of net assets
Bonds & notes - 94.83%

California - 90.11%
State issuers - 42.85%
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	$7,390	$7,441.39%
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	8,735.45
G.O. Bonds 5.00%-5.25% 2015-2016	5,000	5,414
G.O. Ref. Bonds 5.00% 2025-2026	5,500	5,588
Various Purpose G.O. Bonds 5.00%-5.25% 2014-2038	19,370	19,917	1.60
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,486.34
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, 5.00% 2038-2045	8,000	7,234
Tobacco Settlement Asset-backed Bonds, Series 2007-A-1:
4.50% 2027	11,280	10,113
5.00% 2033	25,675	20,380	1.95
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B:
AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,799
5.00% 2011-2012	2,500	2,670
Tobacco Settlement Asset-backed Bonds, Series 2003-A-1:
6.25% 2033 (preref. 2013)	12,050	13,147
6.75% 2039	3,000	3,470	1.56
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005:
5.00% 2027	19,750	19,463
5.00% 2015-2021	6,800	7,025
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	3,235	3,477	1.55
Housing Fin. Agcy.:
Home Mortgage Rev. Bonds:
Series I, AMT, 4.60% 2021	7,750	7,131
Series I, AMT, 4.70% 2026	3,000	2,657
Series K, AMT, 4.55% 2021	10,500	9,415
Series K, AMT, 4.70% 2031	2,500	2,101
Series 2006-M, AMT, 4.625%-5.00% 2026-2037	6,790	6,417
Series 2007-E, AMT, 4.65%-4.75% 2022-2030	5,500	4,859
Series 2007-G, AMT, 4.95%-5.50% 2023-2042	5,455	5,291
Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, 5.10% 2012	95	96
Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, 5.05% 2011	195	202	1.98
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	10,000	9,914.51
Infrastructure and Econ. Dev. Bank, Insured Rev. Bonds (1800 Harrison Foundation), Series 2004-A-1, AMBAC insured, 3.19% 2034 (1)	7,000	7,000.36
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 2.59% 2027 (1)	12,000	7,920.41
Pollution Control Fncg. Auth.:
Pollution Control Rev. Ref. Bonds (Pacifc Gas and Electric Co.):
Series 2004-C, AMT, AMBAC insured, 4.75% 2023	7,500	6,626
Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	13,859
Series 2004-C, AMT, 4.75% 2023	5,000	4,331
Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, 5.35% 2016	6,000	6,069	1.60
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1996-A, 5.90% 2014	2,075	2,198.11
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	6,718.35
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	10,500	9,003.47
Public Works Board:
Lease Rev. Ref. Bonds:
Dept. of Corrections and Rehabiliation:
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II), Series 2005-J:
5.00% 2021	7,475	7,608
5.00% 2017	1,470	1,555
State Prison-Monterey County (Soledad II), Series 2006-F, 5.25% 2019	3,000	3,247
Dept. of Corrections:
State Prison-Lassen County, Susanville, Series 2004-E, 5.00% 2016	3,395	3,581
Various State Prisons, Series 1993-A, 5.25% 2013	1,000	1,062
Lease Rev. Bonds, Dept. of Corrections, State Prison:
Imperial County, Series 1991-A, 6.50% 2017	1,000	1,158
Kern County at Delano II, Series 2003-C, 5.50% 2013-2022	2,000	2,145
Lassen County, Susanville, Series 1993-D, 5.25% 2015	1,000	1,096	1.11
Regents of the University of California:
Public Works Board, Lease Rev. Ref. Bonds, Various University of California Projects:
Series 2007-A, FGIC insured, 5.25% 2023	7,690	8,238
Series 2007-B, 5.00% 2019	4,750	5,071
General Rev. Bonds, Series 2005-F, 5.00% 2015	1,500	1,629
Limited Project Rev. Bonds, Series 2007-D, FGIC insured, 5.00% 2037	10,000	9,879
Medical Center Pooled Rev. Bonds, Series 2007-C-2:
MBIA insured, 2.549% 2037 (1)	10,000	7,403
2.619% 2043 (1)	8,000	5,922	1.98
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref. Series 2008-A, 5.00% 2022	6,545	6,824.35
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	7,204.37
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	6,800	6,457.34
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037 (2)	9,500	8,028.42
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,573.34
Dept. of Water Resources, Power Supply Rev. Bonds:
Series 2008-H, 5.00% 2021	8,000	8,419
Series 2008-H, 5.00% 2022	17,000	17,782
Series 2008-K, 5.00% 2018	8,500	9,271
Series 2002-A, 5.50%-6.00% 2011-2015	7,000	7,707	2.24
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	7,900	9,041.47
Other securities		417,012	21.60
		827,078	42.85

City & county issuers - 47.26%
Adelanto Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2005-A, AMBAC insured, 4.05% 2034 (1)	13,280	13,280.69
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,113.42
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds:
Series 2006-F:
5.00% 2017	6,000	6,561
5.00% 2018-2022	12,500	13,344
Series 2008-F-1:
5.00% 2039	7,000	7,098
5.125% 2047	2,000	2,000	1.50
Community Facs. Dist. No. 2005-1 of the City of Chino Hills, 2007 Special Tax Bonds (Improvement Area 1), 5.00% 2036	10,015	7,891.41
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), AMT:
Series 1992-B, 5.00% 2027	10,945	10,225
Series 1992-D, 5.00% 2027	7,000	6,540
Series 1997-A, 4.90% 2023	3,000	2,828	1.01
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Ref. Bonds, Series 2007-A, FGIC insured, 5.00% 2032	7,225	7,270.38
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds:
Series 2001-A, Subseries A-1, 5.25% 2015	7,500	8,007
Series 2007-B, Subseries B-1, XLCA insured, 4.00% 2042 (1)	11,500	11,500	1.01
City of Los Angeles Harbor Dept., Rev. Ref. Bonds:
Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	9,983
Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	7,909
Series 2005-B, 5.00% 2021	2,010	2,133
Series 2005-C-1, AMT, 5.00% 2017	5,710	5,838
Series 2006-A, AMT, 5.00% 2018	5,000	5,074
Series 2006-B, AMT, 5.00% 2017	3,095	3,140	1.76
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007:
5.00% 2027	12,000	10,845
5.00% 2017-2025	16,920	15,867	1.38
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC insured, 2.327% 2035 (1)	13,500	10,533.55
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	10,978.57
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,221.32
Other securities		719,164	37.26
		912,342	47.26

Puerto Rico - 4.38%
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,414.39
Other securities		77,087	3.99
		84,501	4.38

Virgin Islands - 0.34%
Other securities		6,641.34

Total bonds & notes (cost: $1,891,025,000)		1,830,562	94.83

	Principal amount (000)	Value (000)	Percent of net assets
Short-term securities - 3.57%

Health Facs. Fncg. Auth., Insured Rev. Bonds (Southern California Presbyterian Homes), Series 1998, MBIA insured, 7.00% 2028 (1)	$16,000	$16,000.83%
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-A, AMT, 2.60% 2032 (1)	115	115
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-G, AMT, 1.98% 2036 (1)	11,820	11,820.62
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	25,000	25,303	1.31
Other securities		15,666.81

Total short-term securities (cost: $68,896,000)		68,904	3.57

Total investment securities (cost: $1,959,921,000)		1,899,466	98.40
Other assets less liabilities		30,866	1.60

Net assets		$1,930,332	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities,"  was $11,130,000, which represented .58% of the net assets of the fund.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities
at August 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,959,921)		$1,899,466
Cash		56
Receivables for:
Sales of investments	$7,235
Sales of fund's shares	5,689
Interest	25,579	38,503
		1,938,025
Liabilities:
Payables for:
Repurchases of fund's shares	4,149
Dividends on fund's shares	1,923
Investment advisory services	478
Services provided by affiliates	1,024
Trustees' deferred compensation	104
Other	15	7,693
Net assets at August 31, 2008		$1,930,332

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,997,407
Undistributed net investment income		758
Accumulated net realized loss		(7,378)
Net unrealized depreciation		(60,455)
Net assets at August 31, 2008		$1,930,332

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (122,230 total shares outstanding)
(dollars and shares in thousands, except per-share amounts)

	Net assets	Shares outstanding	Net asset value per share(*)

Class A	$1,493,224	94,552	$15.79
Class B	20,708	1,311	15.79
Class C	118,275	7,489	15.79
Class F-1	191,866	12,149	15.79
Class F-2	76	5	15.79
Class R-5	106,183	6,724	15.79
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.41.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2008	(dollars in thousands)
Investment income:
Income:
Interest		$87,511

Fees and expenses(*):
Investment advisory services	$6,069
Distribution services	5,414
Transfer agent services	240
Administrative services	354
Reports to shareholders	32
Registration statement and prospectus	41
Postage, stationery and supplies	29
Trustees' compensation	22
Auditing and legal	82
Custodian	9
State and local taxes	18
Other	29
Total fees and expenses before waiver	12,339
Less investment advisory services waiver	607
Total fees and expenses after waiver		11,732
Net investment income		75,779

Net realized loss and unrealized
depreciation on investments:
Net realized loss on investments		(6,693)
Net unrealized depreciation on investments		(48,653)
Net realized loss and unrealized depreciation on investments		(55,346)
Net increase in net assets resulting from operations		$20,433

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets	(dollars in thousands)

	Year ended August 31
	2008	2007
Operations:
Net investment income	$75,779	$62,031

Net realized loss on investments	(6,693)	(363)

Net unrealized depreciation	(48,653)	(52,434)

Net increase in net assets resulting from operations	20,433	9,234

Dividends paid or accrued to shareholders from net investment income	(75,148)	(62,138)

Net capital share transactions	214,064	471,380

Total increase in net assets	159,349	418,476

Net assets:
Beginning of year	1,770,983	1,352,507

End of year (including undistributed net investment income:
$758 and $524, respectively)	$1,930,332	$1,770,983

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the “fund”). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund offers six share classes consisting of five retail share classes and one retirement plan share class. The retirement plan share class (R-5) is generally only offered through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation –Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. These and other risk factors are described more fully in the fund’s prospectus and Statement of Additional Information.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended August 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2008, the fund reclassified $322,000 from undistributed net investment income to accumulated net realized loss and $75,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed tax-exempt income		$1,884
Capital loss carryforwards*:
Expiring 2014	$(133)
Expiring 2015	(365)
Expiring 2016	(1,505)	(2,003)
Post-October capital loss deferrals (realized during the period November 1, 2007, through August 31, 2008)†		(5,375)
Gross unrealized appreciation on investment securities		28,753
Gross unrealized depreciation on investment securities		(88,306)
Net unrealized depreciation on investment securities		(59,553)
Cost of investment securities		1,959,019
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	Year ended August 31, 2008		Year ended August 31, 2007
Class A	$58,883		$49,141
Class B	721		735
Class C	3,915		3,487
Class F-1	7,355		5,634
Class F-2 *	-	†	-
Class R-5	4,274		3,141
Total	$75,148		$62,138

*Class F-2 was offered beginning August 1, 2008.
† Amount less than one thousand.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2008, total investment advisory services fees waived by CRMC were $607,000. As a result, the fee shown on the accompanying financial statements of $6,069,000, which was equivalent to an annualized rate of 0.328%, was reduced to $5,462,000, or 0.296% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2008, unreimbursed expenses subject to reimbursement totaled $2,827,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the year ended August 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$3,569	$236	Not applicable	Not applicable
Class B	213	4	Not applicable	Not applicable
Class C	1,177	Included in administrative services	$75	$4
Class F-1	455		162	11
Class F-2	Not applicable		- *	- *
Class R-5	Not applicable		99	3
Total	$5,414	$240	$336	$18
* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $22,000, shown on the accompanying financial statements, includes $32,000 in current fees (either paid in cash or deferred) and a net decrease of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends				Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended August 31, 2008
Class A	$458,551	28,510	$42,787		2,676		$(332,350)	(20,673)	$168,988	10,513
Class B	3,274	203	531		33		(4,095)	(255)	(290)	(19)
Class C	32,828	2,042	2,926		183		(29,692)	(1,851)	6,062	374
Class F1	96,595	6,009	5,454		341		(84,580)	(5,254)	17,469	1,096
Class F2	76	5	-	†	-	†	-	-	76	5
Class R-5	36,135	2,242	2,431		152		(16,807)	(1,047)	21,759	1,347
Total net increase
(decrease)	$627,459	39,011	$54,129		3,385		$(467,524)	(29,080)	$214,064	13,316

Year ended August 31, 2007
Class A	$475,987	28,512	$35,058		2,099		$(174,364)	(10,465)	$336,681	20,146
Class B	2,936	176	520		31		(4,008)	(240)	(552)	(33)
Class C	37,641	2,252	2,551		154		(17,659)	(1,059)	22,533	1,347
Class F1	116,431	6,966	4,258		255		(37,555)	(2,259)	83,134	4,962
Class R-5	42,164	2,525	1,846		110		(14,426)	(871)	29,584	1,764
Total net increase
(decrease)	$675,159	40,431	$44,233		2,649		$(248,012)	(14,894)	$471,380	28,186

(*) Includes exchanges between share classes of the fund.
† Amount less than one thousand.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $515,067,000 and $284,680,000, respectively, during the year ended August 31, 2008.

Financial highlights (1)

		Income from investment operations(2)				Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (4)	Ratio of net income to average net assets (4)
Class A:
Year ended 8/31/2008	$16.26	$.66	$(.47)		$.19	$(.66)	$ -	$(.66)	$15.79	1.22%	$1,493.61%			.58%	4.16%
Year ended 8/31/2007	16.75	.67	(.49)		.18	(.67)	-	(.67)	16.26	1.05	1,366.62			.59	4.01
Year ended 8/31/2006	16.88	.66	(.12)		.54	(.66)	(.01)	(.67)	16.75	3.28	1,070.63			.60	4.00
Year ended 8/31/2005	16.66	.67	.24		.91	(.67)	(.02)	(.69)	16.88	5.57	838.65			.62	4.02
Year ended 8/31/2004	16.20	.69	.46		1.15	(.69)	-	(.69)	16.66	7.22	622.70			.70	4.21
Class B:
Year ended 8/31/2008	16.26	.54	(.47)		.07	(.54)	-	(.54)	15.79	.46	21		1.36	1.33	3.41
Year ended 8/31/2007	16.75	.55	(.49)		.06	(.55)	-	(.55)	16.26	.31	22		1.37	1.34	3.27
Year ended 8/31/2006	16.88	.54	(.12)		.42	(.54)	(.01)	(.55)	16.75	2.52	23		1.39	1.36	3.25
Year ended 8/31/2005	16.66	.55	.24		.79	(.55)	(.02)	(.57)	16.88	4.79	23		1.40	1.38	3.28
Year ended 8/31/2004	16.20	.57	.46		1.03	(.57)	-	(.57)	16.66	6.45	24		1.45	1.45	3.46
Class C:
Year ended 8/31/2008	16.26	.54	(.47)		.07	(.54)	-	(.54)	15.79	.41	118		1.41	1.38	3.36
Year ended 8/31/2007	16.75	.54	(.49)		.05	(.54)	-	(.54)	16.26	.26	116		1.42	1.39	3.20
Year ended 8/31/2006	16.88	.53	(.12)		.41	(.53)	(.01)	(.54)	16.75	2.46	97		1.44	1.41	3.19
Year ended 8/31/2005	16.66	.53	.24		.77	(.53)	(.02)	(.55)	16.88	4.67	78		1.52	1.49	3.14
Year ended 8/31/2004	16.20	.55	.46		1.01	(.55)	-	(.55)	16.66	6.30	49		1.58	1.58	3.31
Class F-1:
Year ended 8/31/2008	16.26	.65	(.47)		.18	(.65)	-	(.65)	15.79	1.14	192.69			.65	4.08
Year ended 8/31/2007	16.75	.66	(.49)		.17	(.66)	-	(.66)	16.26	.98	180.69			.66	3.93
Year ended 8/31/2006	16.88	.65	(.12)		.53	(.65)	(.01)	(.66)	16.75	3.22	102.69			.66	3.91
Year ended 8/31/2005	16.66	.65	.24		.89	(.65)	(.02)	(.67)	16.88	5.44	42.77			.74	3.86
Year ended 8/31/2004	16.20	.67	.46		1.13	(.67)	-	(.67)	16.66	7.07	16.83			.83	4.04
Class F-2:
Period from 8/22/2008 to 8/31/2008	15.79	.02	-	(5)	.02	(.02)	-	(.02)	15.79	.09	-	(6)	.01	.01	.10
Class R-5:
Year ended 8/31/2008	16.26	.69	(.47)		.22	(.69)	-	(.69)	15.79	1.39	106.44			.41	4.33
Year ended 8/31/2007	16.75	.70	(.49)		.21	(.70)	-	(.70)	16.26	1.22	87.45			.42	4.18
Year ended 8/31/2006	16.88	.69	(.12)		.57	(.69)	(.01)	(.70)	16.75	3.45	61.47			.43	4.16
Year ended 8/31/2005	16.66	.70	.24		.94	(.70)	(.02)	(.72)	16.88	5.74	36.48			.45	4.19
Year ended 8/31/2004	16.20	.72	.46		1.18	(.72)	-	(.72)	16.66	7.40	15.53			.53	4.38

	Year ended August 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	16%	8%	14%	11%	8%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
(5) Amount less than $.01.
(6) Amount less than $1 million.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (the “Fund”), as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
October 14, 2008

Tax information
                                                                                                                            unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2008:

    Exempt interest dividends                                                                           100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2008 (the most recent calendar quarter-end):
	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–10.64%	0.86%	3.31%
Not reflecting CDSC	–6.10	1.20	3.31

Class C shares — first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–7.05	1.12	2.21
Not reflecting CDSC	–6.14	1.12	2.21

Class F-1 shares[1] — first sold 3/20/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–5.46	1.85	2.95

Class F-2 shares[1] — first sold 8/22/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–5.18	[2]

[1] These shares are sold without any initial or contingent deferred sales charge.
[2] Results are cumulative total returns; they are not annualized.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 18 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008, through August 31, 2008).

Actual expenses:

The first line of each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2008	Ending account value 8/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,042.88	$2.93	.57%
Class A -- assumed 5% return	1,000.00	1,022.27	2.90	.57
Class B -- actual return	1,000.00	1,038.97	6.77	1.32
Class B -- assumed 5% return	1,000.00	1,018.50	6.70	1.32
Class C -- actual return	1,000.00	1,038.71	7.02	1.37
Class C -- assumed 5% return	1,000.00	1,018.25	6.95	1.37
Class F-1 -- actual return	1,000.00	1,042.47	3.34	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.87	3.30	.65
Class F-2 -- actual return †	1,000.00	1,000.94	.11	.46
Class F-2 -- assumed 5% return †	1,000.00	1,022.82	2.34	.46
Class R-5 -- actual return	1,000.00	1,043.77	2.11	.41
Class R-5 -- assumed 5% return	1,000.00	1,023.08	2.08	.41

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 22, 2008 (the initial sale of the share class), through August 31, 2008, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing high current income exempt from regular federal and California income taxes and secondary objective of preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected
	a trustee
Name and age	of the fund[1]	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 74		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 75	1986	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 61	2006	Dean and Professor of Marketing, University of Southern California

Martin Fenton, 73	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 62	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 62	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 73	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 65	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham,	2007	President and Professor of Anthropology, The
Ph.D., 59		University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” trustees

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 74

H. Frederick Christie, 75	21	AECOM Technology Corporation; DineEquity, Inc.; Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 61	12	None

Martin Fenton, 73	18	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 62	16	None

R. Clark Hooper, 62	18	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Richard G. Newman, 73	14	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 65	13	None

Steadman Upham,	14	None
Ph.D., 59

“Interested” trustees[4]

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund[1]	principal underwriter of the fund

Paul G. Haaga, Jr., 59	1986	Vice Chairman of the Board, Capital Research and
Vice Chairman of the		Management Company; Senior Vice President —
Board		Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

Abner D. Goldstine, 78	1986	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director, Capital Research and Management Company

“Interested” trustees[4]

	Number of
	portfolios
	in fund
	complex[2]
Name, age and	overseen by
position with fund	trustee	Other directorships[3] held by trustee

Paul G. Haaga, Jr., 59	14	None
Vice Chairman of the
Board

Abner D. Goldstine, 78	13	None
President

The fund’s statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund[1]	principal underwriter of the fund

Neil L. Langberg, 55	1986	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Edward B. Nahmias, 56	2001	Senior Vice President — Fixed Income, Capital
Vice President		Research Company[5]

Kristine M. Nishiyama, 38	2003	Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 44	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 35	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 33	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Ari M. Vinocor, 33	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

[1]Trustees and officers of the fund serve until their resignation, removal or retirement.
[2]Capital Research and Management Company manages the American Funds, consisting of 31 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Please see page 24 for footnotes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Cousel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2008, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
>	The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGEAR-920-1008P   Litho in USA CGD/PNL/8069-S16792

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2007	$60,000
2008	$63,000

b) Audit-Related Fees:
2007	$622
2008	$1,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	$6,000
2008	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2007	None
2008	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2007	$1,011,000
2008	$828,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2007	$5,000
2008	$8,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2007	None
2008	None

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $1,293,000 for fiscal year 2007 and $1,139,000 for fiscal year 2008. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

August 31, 2008

Bonds & notes — 94.83%	Principal amount (000)	Value (000)

CALIFORNIA — 90.11%
State issuers — 42.85%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	$750	$762
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,013
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	504
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	4,977
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	4,000	3,988
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,192
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	1,000	1,095
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,116
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2011)[1]	5,000	5,345
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	7,441
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2008-A, 5.00% 2018	2,500	2,773
Educational Facs. Auth., Rev. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	5,932
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,509
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	2,956
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	1,938
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	993
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,187
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	4,230
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	4,989
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,794
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	973
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,235	1,328
Educational Facs. Auth., Rev. Bonds (Occidental College), Series 2008, 5.30% 2038	2,000	2,048
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,005
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	3,745
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	4,470	4,020
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	8,735
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,696
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	2,936
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	3,856
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,296
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	5,042
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2007-A, 4.50% 2033	2,000	1,893
Educational Facs. Auth., Rev. Bonds (Stanford University), Series T-4, 5.00% 2014	2,000	2,214
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021	1,000	1,038
G.O. Bonds 5.00% 2015	2,000	2,177
G.O. Bonds 5.25% 2015	2,000	2,158
G.O. Bonds 5.25% 2016	1,000	1,079
G.O. Ref. Bonds 5.00% 2025	4,000	4,069
G.O. Ref. Bonds 5.00% 2026	1,500	1,519
Various Purpose G.O. Bonds 5.25% 2014	2,350	2,562
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	5,020	5,263
Various Purpose G.O. Bonds 5.00% 2024	2,000	2,044
Various Purpose G.O. Bonds 5.00% 2025	3,000	3,057
Various Purpose G.O. Bonds 5.00% 2031	4,000	3,989
Various Purpose G.O. Bonds 5.25% 2038	3,000	3,002
G.O. Bonds 5.00% 2017 (preref. 2010)	800	845
G.O. Bonds 5.00% 2017 (preref. 2010)	200	213
G.O. Bonds, XLCA insured, 5.00% 2014 (preref. 2012)	2,000	2,153
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,194
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,486
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	3,437
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2038	2,000	1,827
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, 5.00% 2045	6,000	5,407
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 4.50% 2027	11,280	10,113
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	25,675	20,380
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,061
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2012 (escrowed to maturity)	1,500	1,609
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,799
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	12,050	13,147
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,470
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,021
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,598
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,030
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,009
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2035	3,000	2,818
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,500	3,644
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,550
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	1,982
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	999
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	7,204
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,025
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	4,738
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	2,994
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,000	3,027
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	2,732
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2010	2,170	2,218
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,150
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2021	1,710	1,711
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,764
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2007-A, 5.00% 2042	3,000	2,827
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	5,000	5,172
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2015	2,300	2,439
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2018	2,500	2,572
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2021	2,000	2,014
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	19,750	19,463
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	3,235	3,477
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 4.625% 2026	3,000	2,623
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 5.00% 2037	3,790	3,794
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-E, AMT, 4.65% 2022	2,500	2,280
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-E, AMT, 4.75% 2030	3,000	2,579
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-G, AMT, 4.95% 2023	3,000	2,813
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-G, AMT, 5.50% 2042	2,455	2,478
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	7,750	7,131
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.70% 2026	3,000	2,657
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.55% 2021	10,500	9,415
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.70% 2031	2,500	2,101
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	95	96
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	195	202
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018 (preref. 2008)	2,000	2,032
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,096
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,085
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	10,000	9,914
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,674
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,374
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	1,000	1,077
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	4,000	4,301
Infrastructure and Econ. Dev. Bank, Insured Rev. Bonds (1800 Harrison Foundation),
Series 2004-A-1, AMBAC insured, 3.19% 2034[1]	7,000	7,000
Infrastructure and Econ. Dev. Bank, Insured Rev. Bonds (1800 Harrison Foundation),
Series 2004-A-2, AMBAC insured, 3.40% 2034[1]	3,875	3,875
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2015	1,000	1,072
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2022	1,000	1,012
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2013	2,000	2,149
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2014	5,000	5,397
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2027	1,000	1,018
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2037	1,500	1,473
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,424
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	2,537
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	3,133
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.375% 2031	530	470
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	873
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,496
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,121
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,302
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	4,859
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2043[2]	1,750	1,677
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,500	1,425
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,270
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,000	917
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,520
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	918
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	978
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,055
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	2,000	1,691
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.00% 2018	1,000	984
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.625% 2023	1,500	1,498
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.80% 2028	5,000	5,009
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.875% 2034	3,000	3,006
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 1.758% 2019[1]	5,000	3,763
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 2.59% 2027[1]	12,000	7,920
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC insured, 4.75% 2023	7,500	6,626
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, FGIC insured, 4.75% 2023	5,000	4,331
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	13,859
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	6,000	6,069
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1996-A, 5.90% 2014	2,075	2,198
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	6,718
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	1,942
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	1,625
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	2,250	2,191
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,500	3,025
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	10,500	9,003
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,158
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,099
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2022	1,000	1,046
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 1993-D, FSA insured, 5.25% 2015	1,000	1,096
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC insured, 5.25% 2019	3,000	3,247
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,555
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	7,608
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,581
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,062
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,074
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	2,735	2,910
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2017	1,000	1,052
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2021	2,000	2,033
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,082
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,216
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	4,775	4,880
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2004-F, 5.00% 2020	1,500	1,574
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2005-D, 5.00% 2018	3,045	3,246
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2005-D, 5.00% 2025	1,000	1,024
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	1,973
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2018	3,000	3,134
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2024	1,715	1,730
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC insured, 5.25% 2023	7,690	8,238
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-B, FGIC insured, 5.00% 2019	4,750	5,071
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,629
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC insured, 5.00% 2037	10,000	9,879
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, MBIA insured, 2.549% 2037[1]	10,000	7,403
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, MBIA insured, 2.619% 2043[1]	8,000	5,922
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	4,935	4,981
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,505
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	6,000	5,979
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2027	2,000	1,981
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2008-A, 5.00% 2022	6,545	6,824
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,144
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	3,790	4,131
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	1,555	1,691
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,054
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,125	5,152
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
Series 2003-B, FSA insured, 5.25% 2023	500	521
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,163
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,135
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,113
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	2,035
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	4,000	4,055
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,000	966
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	3,500	3,252
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, MBIA insured, 5.00% 2020	4,440	4,566
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	2,100	2,123
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/Skylark Apartments),
Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,456
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	4,000	3,658
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	4,000	3,514
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	6,000	4,888
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	2,387
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	3,200	2,733
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	4,716
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	6,800	6,457
Statewide Communities Dev. Auth., Rev. Bonds (Drew School), Series 2007, 5.30% 2037	1,065	869
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	9,500	8,028
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,307
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,573
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2020	2,535	2,546
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2027	4,700	4,568
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	4,095	4,219
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	1,000	949
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,087
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,391
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,565
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	2,647
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,703
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,746
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	5,500	4,559
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.50% 2026	3,500	3,430
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	2,750	2,771
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,603
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	984
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	2,755
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	906
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,745
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	2,837
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	4,728
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,463
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,165
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,079
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	8,000	8,419
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	17,000	17,782
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	8,500	9,271
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,000	1,130
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,500	1,688
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,338
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,158
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,085
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017	1,650	1,791
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	7,900	9,041
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	369
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	15	17
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project),
Series X, FGIC insured, 5.50% 2017 (escrowed to maturity)	100	116
		827,078

City & county issuers — 47.26%
Adelanto Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2005-A, AMBAC insured, 4.05% 2034[1]	13,280	13,280
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.),
Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,719
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	3,200	3,180
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, FSA insured, 0% 2022	2,000	995
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, MBIA insured, 5.00% 2023	1,000	1,033
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,113
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,304
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,540	1,309
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	3,170
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 5.50% 2009	2,400	2,466
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,500	3,601
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2023	3,000	2,920
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	5,645	5,390
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,500	3,101
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,660	2,298
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,509
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	1,000
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	4,186
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,705	3,742
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.00% 2009	4,600	4,652
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,011
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2018	2,215	2,209
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,800
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,050
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2017	6,000	6,561
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,788
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2019	5,000	5,366
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	4,000	4,190
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2039	7,000	7,098
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.125% 2047	2,000	2,000
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,642
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017 (preref. 2012)	1,000	1,109
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series B, 5.00% 2022	3,000	3,144
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,023
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	3,837
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2023	1,180	1,126
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,424
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	3,440	3,289
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	1,967
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,662
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,207
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2016	2,120	2,215
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC insured, 5.00% 2023	2,000	1,959
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	1,000	917
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.20% 2035	2,710	2,387
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,439
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.30% 2036	1,475	1,273
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	989
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	1,031
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	1,071
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	1,115
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	4,675	4,169
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 4.50% 2035	2,810	2,273
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	827
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,795
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	990	875
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,370	1,196
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,085
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,065
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	82
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,717
Chino Basin Regional Fncg. Auth., Rev. Bonds (Inland Empire Utilities Agcy.),
Series 2008-A, AMBAC insured, 5.00% 2026	2,000	2,013
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	2,000	2,063
Community Facs. Dist. No. 2005-1 of the City of Chino Hills, 2007 Special Tax Bonds
(Improvement Area 1), 5.00% 2023	1,000	859
Community Facs. Dist. No. 2005-1 of the City of Chino Hills, 2007 Special Tax Bonds
(Improvement Area 1), 5.00% 2027	1,630	1,345
Community Facs. Dist. No. 2005-1 of the City of Chino Hills, 2007 Special Tax Bonds
(Improvement Area 1), 5.00% 2036	10,015	7,891
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds,
Series 2006, 5.125% 2036	2,985	2,538
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	10,225
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	6,540
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	2,828
County of Contra Costa Public Fncg. Auth., Lease Rev. Bonds (Medical Center Ref.),
Series 2007-B, MBIA insured, 5.00% 2017	5,000	5,419
County of Contra Costa Public Fncg. Auth., Lease Rev. Bonds (Ref. and Various Capital Projects),
Series 2007-A, MBIA insured, 5.00% 2021	2,000	2,076
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	884
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	924
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	2,139
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,527
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,433
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,689
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	2,688
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds,
Series 2001, 5.25% 2016 (preref. 2011)	4,000	4,327
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Ref. Bonds,
Series 2007-A, FGIC insured, 5.00% 2032	7,225	7,270
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,646
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	1,015
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	910	945
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	615	633
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011 (preref. 2009)	565	600
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	385	412
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
Series 2002, 6.30% 2032 (preref. 2011)	4,000	4,505
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	954
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,394
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.50% 2015 (preref. 2009)	1,105	1,165
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds,
Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,539
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,500	1,506
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	3,264
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,447
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016 (preref. 2010)	1,000	1,055
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022	1,000	1,016
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032	2,500	2,534
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,939
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	3,069
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,513
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	4,780	4,783
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County),
Series 2005, FGIC insured, 5.25% 2018	2,000	2,224
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County),
Series 2005, FGIC insured, 5.25% 2019	2,000	2,188
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election, Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,622
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	3,957
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,372
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	1,761
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	3,800	3,313
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	1,053
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,461
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,704
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,359
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	818
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,577
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,733
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	2,500	2,472
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026	2,750	2,693
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,995	1,929
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Three, 5.00% 2025	1,130	1,016
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	365	358
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	380	369
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	430	402
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.20% 2026	1,375	1,261
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,800	1,615
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2019	1,645	1,584
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2026	2,500	2,264
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2005-A, 5.15% 2035	1,630	1,380
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	4,550
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,459
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	936
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	1,086
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	1,225	1,095
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A),
Series 2005-A, 5.45% 2036	3,000	2,647
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	4,500	4,554
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2006, 5.00% 2026	1,500	1,313
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, MBIA insured, 5.25% 2018	1,935	2,127
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	896
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	2,016
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	4,136
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	2,445	2,830
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,392
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	3,011
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	5,796
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	838
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	2,000	2,040
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,650
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,912
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,500	1,561
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,029
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,033
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2020	3,000	2,981
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,675
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	1,000	961
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.00% 2024	3,000	2,735
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.50% 2027	2,000	1,917
Long Beach Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2008-A, 5.00% 2025	4,065	4,243
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032	1,000	1,008
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	8,007
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds,
Series 2007-B, Subseries B-1, XLCA insured, 4.00% 2042[1]	11,500	11,500
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,460	1,777
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,133
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	5,838
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	5,074
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	9,983
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2017	3,095	3,140
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	7,909
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	2,009
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,395
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	2,000	2,185
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series 2007-A, FGIC insured, 5.00% 2021	3,000	3,161
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2001-B, FSA insured, 5.25% 2017	3,530	3,788
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,080
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,477
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,619
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,286
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,094
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2016	1,780	1,799
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2018	1,400	1,393
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2022	2,610	2,502
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2024	2,920	2,773
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 4.875% 2027	1,200	1,172
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,322
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	495	471
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,504
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC insured, 5.00% 2020	1,000	1,028
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016 (preref. 2013)	1,000	1,120
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	535	599
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	465	521
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,100
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002, MBIA insured, 5.75% 2015	1,000	1,143
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Figueroa Plaza),
Series 2007-B-1, FGIC insured, 5.00% 2023	3,965	4,013
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2020	1,000	1,050
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2022	1,275	1,319
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2023	1,725	1,774
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,052
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Real Property), Series 2008-B, 5.00% 2038	3,000	2,923
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,330
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	1,500	1,617
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	2,000	2,197
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	2,530	2,747
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	1,000	1,086
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,195
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,443
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,080
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	2,000	1,996
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	3,950	3,437
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.10% 2026	1,355	1,182
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village), 2005 Special Tax Bonds
(Improvement Area No. 1), 5.20% 2035	1,810	1,544
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,786
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, MBIA insured, 5.00% 2023	2,000	1,908
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 1999-A, 6.70% 2029 (preref. 2009)	1,000	1,068
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,609
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,181
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,454
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	980
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,713
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	923
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,557
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
Series 1998-A, 5.25% 2009	670	678
County of Orange, Local Transportation Auth., First Bonds, MBIA insured, 6.00% 2009	1,500	1,529
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.00% 2028	1,000	903
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds
(Group 1), 5.10% 2033	1,115	1,008
Orange County Sanitation Dist., Certs. of Part., Series 2007-B. FSA insured, 5.00% 2026	3,000	3,085
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022 (preref. 2009)	1,960	2,046
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,341
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,447
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,502
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	2,000	1,757
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,586
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	2,000	1,690
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.00% 2019	675	573
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.10% 2021	620	516
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.15% 2022	915	755
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.25% 2024	1,015	825
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.35% 2030	1,740	1,351
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.40% 2035	1,755	1,334
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2009	1,320	1,350
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2010	1,715	1,753
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,050	2,094
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	5,000	4,334
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	907
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	929
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	884
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	871
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2027	565	484
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2037	1,120	920
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	6,039
Community Facs. Dist. No. 1 (Santa Fe Valley) of the Rancho Santa Fe Community Services Dist., Special Tax Bonds,
Series 2007, 5.25% 2030	3,000	2,708
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,226
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	601
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,408
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	2,871
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,099
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	892
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,110
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	3,873
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	255	260
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	1,960
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2020	2,050	2,075
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2021	2,885	2,896
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	750
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	786
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	787	821
City of Roseville, Water Utility Rev. Certs. of Part., Series 2007, MBIA insured, 5.00% 2022	1,000	1,035
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.70% 2025 (preref. 2009)	1,000	1,066
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	973
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	4,815
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2020	2,000	1,886
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	4,538
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	2,743
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	912
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2027	12,000	10,845
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds, 6.00% 2028	1,755	1,758
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, FSA insured, 5.75% 2024	1,940	1,993
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015 (preref. 2012)	1,115	1,218
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016 (preref. 2012)	1,170	1,278
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012	880	893
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	674
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	503
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,085
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	2,000	2,177
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,916
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	508
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,699
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2021	1,510	1,639
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC insured, 2.327% 2035[1]	13,500	10,533
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC insured, 2.347% 2034[1]	5,000	3,901
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,834
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,061
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,011
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,389
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,668
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,301
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,145
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2016	1,130	1,206
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2018	1,450	1,519
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2008	950	950
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,651
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,700
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,205
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	958
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	1,953
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	3,532
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds,
Series A, FSA insured, 5.25% 2017 (preref. 2012)	2,015	2,225
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, FSA insured, 5.25% 2015	1,000	1,102
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	984
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	1,954
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC insured, 5.25% 2018	2,500	2,687
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	5,000	5,200
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	4,444
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,281
County of San Joaquin, Certs. of Part. (County Administration Building), Series 2007, MBIA insured, 5.00% 2024	3,370	3,455
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,406
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,343
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,681
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	3,014
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	5,000	5,007
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,199
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,055
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.30% 2012	365	379
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,492
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, MBIA insured, 4.54% 2018	3,000	3,047
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,640
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,045
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	1,585	1,623
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, MBIA insured, 0% 2035	5,000	1,131
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, MBIA insured, 5.125% 2018	2,700	2,918
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017 (escrowed to maturity)	2,500	2,880
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,180
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
Series 1994-A, AMBAC insured, 7.75% 2009	2,200	2,344
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	10,978
Santa Clara Valley Transportation Auth., 2000 Measure A Sales Tax Rev. Ref. Bonds,
Series 2007-A, AMBAC insured, 5.00% 2027	3,000	3,086
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B, FGIC insured, 0% 2016	1,500	1,077
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 5.375% 2018 (preref. 2013)	1,005	1,126
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,344
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015	3,000	3,380
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017	1,175	1,330
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,457
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC insured, 5.25% 2021	2,000	2,154
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,013
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	754
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,310
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.95% 2011	1,075	1,084
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,657
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2019	1,015	1,050
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2020	2,025	2,073
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2022	2,300	2,323
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,123
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,032
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,544
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,714
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	6,000	5,466
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,193
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,042
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	1,123
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	505
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	800
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008	745	745
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	4,952
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,221
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,711
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,002
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,388
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	5,855	5,327
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-B, 5.125% 2027	4,605	4,170
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,476
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds,
Series 2000, 6.375% 2035 (preref. 2008)	1,000	1,020
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018	675	667
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	362
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020	1,305	1,303
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,552
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,696
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,844
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,459
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	5,500	5,037
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,242
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,120
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,768
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	994
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008	320	320
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,531
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,704
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,376
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	983
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.05% 2038	5,185	4,281
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031 (preref. 2012)	5,000	5,631
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	967
		912,342

PUERTO RICO — 4.38%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, ASSURED GUARANTY insured, 5.00% 2028	3,000	3,032
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,057
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	2,250	2,355
Electric Power Auth., Power Rev. Bonds, Series TT, 5.00% 2017	2,500	2,575
Electric Power Auth., Power Rev. Bonds, Series WW, 5.50% 2020	5,000	5,226
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	3,500	3,485
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, 2.57% 2031[1]	5,000	3,951
Government Dev. Bank, Series 2006-B, 5.00% 2015	3,000	3,067
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,675	1,713
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	4,341
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,000	1,066
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	7,414
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032	2,500	2,595
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	995	559
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	1,000	1,037
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	4,060
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 5.50% 2012	3,580	3,763
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,000	5,194
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,250	1,307
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,127
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	198
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,000	3,078
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,009
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	2,002
Public Improvement G.O. Ref. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,694
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,282
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	2,000	2,023
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-B, 5.00% 2035	1,910	1,831
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-B, 5.00% 2035 (preref. 2016)	3,090	3,460
		84,501

VIRGIN ISLANDS — 0.34%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	506
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,011
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,022
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,612
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,490
		6,641

Total bonds & notes (cost: $1,891,025,000)		1,830,562

	Principal amount	Value
Short-term securities — 3.57%	(000)	(000)

Health Facs. Fncg. Auth., Insured Rev. Bonds (Southern California Presbyterian Homes),
Series 1998, MBIA insured, 7.00% 2028[1]	$16,000	$16,000
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-A, AMT, 2.60% 2032[1]	115	115
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-G, AMT, 1.98% 2036[1]	11,820	11,820
Imperial Irrigation Dist., Rev. Warrants (Electric System and Water System Projects), Series A, TECP, 1.65% 9/8/2008	1,300	1,300
City of Long Beach, Airport Rev. Notes, Series B, AMT, TECP, 1.50% 9/3/2008	3,300	3,300
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	25,000	25,303
Orange County Local Transportation Auth., Renewed Measure M Sales Tax Rev. Notes (Limited Tax Bonds),
Series A, TECP, 1.60% 2/2/2009	2,000	2,001
Pollution Control Fncg. Auth., Resource Recovery Rev. Bonds (Wadham Energy Project), Series C, AMT, 1.80% 2017[1]	800	800
Housing Auth. of the County of Sacramento, Demand Multi-family Housing Rev. Bonds
(Sierra Sunrise Senior Apartments), Issue 2004-D, AMT, 1.81% 2036[1]	1,200	1,200
City and County of San Francisco, Demand Multi-family Housing Rev. Bonds (Folsom-Dore Apartment Project),
Series 2002-A, AMT, 1.63% 2034[1]	715	715
Redev. Agcy. of the City of San Jose, Merged Area Redev. Project Housing Set-Aside Tax Allocation Demand Bonds,
Tax-Exempt Tax Allocation Bonds, Series 2005-D, AMT, 1.95% 2035[1]	2,450	2,450
City of San Leandro, Multi-family Mortgage Rev. Demand Bonds (Parkside Commons Apartments),
Issue 1989-A, 1.90% 2018[1]	1,400	1,400
County of San Mateo, Demand Multi-family Housing Rev. Bonds (Pacific Oaks Apartments Project),
Series 1987-A, AMT, 1.85% 2017[1]	1,300	1,300
Statewide Communities Dev. Auth., Demand Multi-family Housing Rev. Bonds (Avian Glen Apartments Project),
Series 2004-CC, AMT, 1.81% 2039[1]	1,200	1,200

Total short-term securities (cost: $68,896,000)		68,904

Total investment securities (cost: $1,959,921,000)		$1,899,466
Other assets less liabilities		30,866

Net assets		$1,930,332

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,130,000, which represented .58% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-920-1008O-S15889

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of  The American Funds Tax-Exempt Series II — The Tax-Exempt Fund of California (the “Fund”) as of August 31,2008, and for the year then ended and have issued our report thereon dated October 14, 2008, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2008, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 14, 2008

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: November 7, 2008

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: November 7, 2008